DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2024
Debt Securities In Issue [Abstract]
DEBT SECURITIES IN ISSUE	25. DEBT SECURITIES IN ISSUE

		Group
	2024	2023
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	696	744
– Euro €30bn Euro Medium Term Note Programme	4,092	5,619
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	6,730	6,130
- US SEC-registered Debt Programme - Santander UK plc	—	1,031
Medium-term notes	11,518	13,524
Euro €35bn Global Covered Bond Programme	17,211	15,000
US $20bn Commercial Paper Programmes	3,274	2,761
Certificates of deposit	1,196	1,530
Credit linked notes	441	194
Securitisation programmes	3,929	2,769
	37,569	35,778
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group
Holdings plc has predominantly been downstreamed to our operating company Santander UK plc.